Principal Funds Inc
Principal Funds, Inc.

Supplement dated April 3, 2019
to the Statutory Prospectus dated March 1, 2019
(as supplemented on March 18, 2019)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Real Estate Securities Fund [Member]
SUMMARY FOR REAL ESTATE SECURITIES FUND
In the Average Annual Total Returns table, delete the Class A Return rows, and replace with the following:
Average Annual Total Returns - Principal Funds Inc - Real Estate Securities Fund [Member] - Real Estate Securities, Class A [Member]	Label	1 Year	5 Years	10 Years
Before Taxes	Class A Return Before Taxes	(9.87%)	7.17%	11.41%
After Taxes on Distributions	Class A Return After Taxes on Distributions	(10.85%)	5.94%	10.11%
After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(5.47%)	5.34%	9.06%